Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	May 17, 2023	Dec. 28, 2022	Nov. 14, 2022	Dec. 28, 2022	Jun. 30, 2023	Dec. 31, 2022	Jan. 18, 2023	Dec. 31, 2021	Feb. 28, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Cash insured with federal depository insurance corporation					$ 250,000	$ 250,000
Aggregate principal amount	$ 2,500,000		$ 250,000
Price per unit (in Dollars per share)	$ 10				$ 10	$ 10		$ 10.15	$ 0.002
Outstanding amount						$ 250,000
Additional aggregate amount					$ 896,657
Total amount					$ 0
Ordinary shares redeemed (in Shares)				25,943,810
Total value				$ 266,701,252
Class A ordinary shares (in Shares)					4,056,190	30,000,000
Private Placement-Equivalent [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate principal amount	$ 1,500,000
Class A Ordinary Shares [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares redeemed (in Shares)		25,943,810
Total value		$ 266,701,252
Class A ordinary shares (in Shares)		4,056,190		4,056,190	4,056,190	30,000,000	4,056,190
Purchase of aggregate shares (in Shares)					15,576,500	15,576,500